SHARE BASED PAYMENTS - Restricted Share Units (Details) - Restricted share units (RSUs)	6 Months Ended
Jun. 30, 2019 AUD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding RSUs at beginning of period	9,133,930
Issued or Issuable	3,837,480
Converted to ordinary shares	(104,995)
Forfeited	(1,009,592)
Outstanding RSUs at end of period	11,856,823
Weighted average fair value at measurement date, RSUs, beginning of period	$ 0.47
Weighted average fair value at measurement date, RSUs, issued or issuable	0.32
Weighted average fair value at measurement date, RSUs, converted	0.91
Weighted average fair value at measurement date, RSUs, forfeited	1.77
Weighted average fair value at measurement date, RSUs, end of period	$ 0.33